T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 3.7%
Entertainment 1.7%
Liberty Media-Liberty Formula One,
Class C (1) 822,000 35,584
Playtika Holding (1) 439,429 11,957
Spotify Technology (1) 128,000 34,298
Zynga, Class A (1) 4,525,000 46,200
128,039
Interactive Media & Services 2.0%
IAC/InterActiveCorp (1) 251,000 54,294
Match Group (1) 691,000 94,929
149,223
Total Communication Services 277,262
CONSUMER
DISCRETIONARY 14.2%
Auto Components 1.0%
Aptiv (1) 543,000 74,880
74,880
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions (1) 97,000 16,631
Terminix Global Holdings (1) 1,479,000 70,504
87,135
Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill (1) 46,000 65,358
Domino's Pizza  98,000 36,043
DraftKings, Class A (1) 391,000 23,980
Hilton Worldwide Holdings (1) 790,000 95,527
Marriott International, Class A (1) 196,000 29,029
MGM Resorts International  883,000 33,545
Vail Resorts  157,000 45,791
329,273
Internet & Direct Marketing
Retail 1.5%
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $10,084
(GBP) (1)(2) 5,675,600 21,367
DoorDash, Class A (1) 23,066 3,025
DoorDash, Class A, Acquisition Date:
6/17/20, Cost $1,588 (1)(2) 34,599 4,310
Etsy (1) 296,000 59,694
Farfetch, Class A (1) 433,155 22,966
111,362
Multiline Retail 2.2%
Dollar General  434,000 87,937
Dollar Tree (1) 641,000 73,369
161,306
Specialty Retail 3.4%
Burlington Stores (1) 415,000 124,002
Five Below (1) 117,000 22,322
O'Reilly Automotive (1) 138,000 70,001
Shares $ Value
(Cost and value in $000s)
Ross Stores  334,000 40,050
256,375
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica (1) 36,000 11,041
VF  338,000 27,013
38,054
Total Consumer Discretionary 1,058,385
CONSUMER STAPLES 2.4%
Beverages 0.3%
Boston Beer, Class A (1) 21,000 25,332
25,332
Food & Staples Retailing 1.3%
Casey's General Stores  454,000 98,150
98,150
Food Products 0.5%
TreeHouse Foods (1) 727,000 37,978
37,978
Household Products 0.3%
Reynolds Consumer Products  811,000 24,152
24,152
Total Consumer Staples 185,612
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912 (1)(2)(3) 302 1,681
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,719 (1)(2)(3) 2,097 11,670
Total Energy 13,351
FINANCIALS 6.2%
Banks 0.5%
Webster Financial  688,000 37,916
37,916
Capital Markets 3.7%
Cboe Global Markets  690,000 68,096
Dragoneer Growth Opportunities,
Class A (1) 98,000 995
Dragoneer Growth Opportunities
SPAC/CCC Intelligent Solutions
Holdings PIPE (1)(4) 260,346 2,378
KKR  1,380,000 67,413
MarketAxess Holdings  69,000 34,356
Pershing Square Tontine Holdings,
Class A (1) 618,000 14,838
Pershing Square Tontine Holdings,
Class A, Warrants, 7/24/20 (1) 93,190 760
Raymond James Financial  196,000 24,022
Tradeweb Markets, Class A  867,000 64,158
277,016

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
Diversified Financial Services 0.3%
Social Finance, Acquisition Date:
12/30/20, Cost $15,436 (1)(2) 837,540 23,779
23,779
Insurance 1.7%
Assurant  394,000 55,857
Axis Capital Holdings  727,000 36,037
GoHealth, Class A (1) 555,000 6,488
Kemper  234,000 18,655
Selectquote (1) 354,000 10,447
127,484
Total Financials 466,195
HEALTH CARE 25.9%
Biotechnology 4.7%
Alkermes (1) 1,459,000 27,254
Alnylam Pharmaceuticals (1) 245,000 34,591
Argenx, ADR (1) 152,000 41,859
Ascendis Pharma, ADR (1) 62,000 7,991
Exact Sciences (1) 301,000 39,666
Exelixis (1) 517,000 11,679
Incyte (1) 689,000 55,995
Ionis Pharmaceuticals (1) 736,000 33,091
Kodiak Sciences (1) 42,000 4,762
Neurocrine Biosciences (1) 294,000 28,591
Seagen (1) 344,000 47,768
Ultragenyx Pharmaceutical (1) 195,000 22,203
355,450
Health Care Equipment &
Supplies 9.7%
Alcon (1) 639,000 44,845
Align Technology (1) 47,000 25,452
Cooper  316,000 121,372
DENTSPLY SIRONA  342,000 21,823
Hologic (1) 2,670,000 198,595
ICU Medical (1) 157,000 32,254
IDEXX Laboratories (1) 31,000 15,169
JAND, Class A, Acquisition Date:
11/19/20, Cost $409 (1)(2)(3) 16,645 408
Ortho Clinical Diagnostics Holdings (1) 957,000 18,465
Quidel (1) 314,000 40,170
Teleflex  425,000 176,571
West Pharmaceutical Services  108,000 30,432
725,556
Health Care Providers &
Services 1.1%
Acadia Healthcare (1) 1,035,000 59,140
Molina Healthcare (1) 103,000 24,077
83,217
Health Care Technology 1.3%
Multiplan (1) 3,014,000 16,728
Veeva Systems, Class A (1) 296,000 77,327
94,055
Life Sciences Tools & Services 5.6%
Agilent Technologies  1,137,000 144,558
Shares $ Value
(Cost and value in $000s)
Avantor (1) 2,911,000 84,215
Bruker  1,962,000 126,118
PPD (1) 616,000 23,310
PRA Health Sciences (1) 295,000 45,232
423,433
Pharmaceuticals 3.5%
Catalent (1) 1,486,000 156,491
Elanco Animal Health (1) 1,673,000 49,270
Perrigo  1,379,000 55,808
261,569
Total Health Care 1,943,280
INDUSTRIALS & BUSINESS
SERVICES 17.6%
Aerospace & Defense 2.5%
BWX Technologies  837,000 55,192
Textron  2,372,000 133,021
188,213
Airlines 1.1%
Alaska Air Group (1) 590,000 40,834
Southwest Airlines  617,000 37,674
78,508
Commercial Services &
Supplies 0.4%
Waste Connections  294,000 31,746
31,746
Electrical Equipment 0.6%
Array Technologies (1) 979,000 29,194
Shoals Technologies Group, Class
A (1) 414,000 14,399
43,593
Industrial Conglomerates 0.8%
Roper Technologies  147,000 59,291
59,291
Machinery 5.0%
Colfax (1) 1,741,000 76,273
Fortive  937,000 66,190
IDEX  474,000 99,218
Ingersoll Rand (1) 2,767,000 136,164
377,845
Professional Services 5.8%
Clarivate (1) 3,389,862 89,458
CoStar Group (1) 94,000 77,258
Dun & Bradstreet Holdings (1) 1,029,000 24,500
Equifax  414,000 74,988
Leidos Holdings  195,000 18,775
TransUnion  838,000 75,420
Verisk Analytics  414,000 73,150
433,549
Road & Rail 1.4%
JB Hunt Transport Services  632,000 106,220
106,220
Total Industrials & Business Services 1,318,965

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
INFORMATION
TECHNOLOGY 19.9%
Electronic Equipment, Instruments
& Components 3.5%
Amphenol, Class A  491,000 32,391
Cognex  234,000 19,420
Corning  1,528,000 66,483
Keysight Technologies (1) 642,000 92,063
National Instruments  1,255,000 54,197
264,554
IT Services 2.9%
Black Knight (1) 765,077 56,608
Broadridge Financial Solutions  196,000 30,008
FleetCor Technologies (1) 316,000 84,887
Jack Henry & Associates  103,000 15,627
WEX (1) 137,000 28,663
215,793
Semiconductors & Semiconductor
Equipment 7.5%
Entegris  611,000 68,310
KLA  259,000 85,574
Lattice Semiconductor (1) 152,318 6,857
Marvell Technology Group  2,173,000 106,434
Maxim Integrated Products  493,000 45,045
Microchip Technology  1,147,000 178,037
Skyworks Solutions  394,000 72,291
562,548
Software 6.0%
Atlassian, Class A (1) 256,000 53,955
Bentley Systems, Class B  128,000 6,007
Bill.com Holdings (1) 123,000 17,896
Ceridian HCM Holding (1) 789,000 66,489
Citrix Systems  315,000 44,213
Crowdstrike Holdings, Class A (1) 176,000 32,122
DocuSign (1) 395,000 79,968
Five9 (1) 118,000 18,447
Fortinet (1) 256,000 47,212
nCino (1) 134,000 8,940
Procore Technologies, Acquisition
Date: 7/15/20 - 12/9/20,
Cost $2,733 (1)(2)(3) 48,711 3,069
PTC (1) 151,000 20,785
Splunk (1) 342,000 46,334
Squarespace, Class C, Acquisition
Date: 3/16/21, Cost $2,140 (1)(2)(3) 31,278 2,140
Vimeo, Class A, Acquisition Date:
1/25/21, Cost $4,373 (1)(2)(3) 134,931 4,498
452,075
Total Information Technology 1,494,970
MATERIALS 5.5%
Chemicals 0.5%
RPM International  393,000 36,097
36,097
Shares $ Value
(Cost and value in $000s)
Construction Materials 0.4%
Martin Marietta Materials  81,000 27,201
27,201
Containers & Packaging 4.2%
Avery Dennison  395,000 72,542
Ball  1,878,000 159,142
Gores Holdings V SPAC/Ardagh
Group PIPE (1)(4) 932,329 8,374
Packaging Corp. of America  196,000 26,358
Sealed Air  1,083,000 49,623
316,039
Metals & Mining 0.4%
Kirkland Lake Gold  921,000 31,130
31,130
Total Materials 410,467
REAL ESTATE 0.0%
Real Estate Management &
Development 0.0%
WeWork, Class A, Acquisition Date:
5/26/15, Cost $652 (1)(2) 45,981 517
Total Real Estate 517
UTILITIES 1.4%
Electric Utilities 0.2%
Eversource Energy  194,000 16,798
16,798
Multi-Utilities 1.2%
Ameren  343,000 27,906
Sempra Energy  443,000 58,733
86,639
Total Utilities 103,437
Total Common Stocks (Cost
$4,107,352) 7,272,441
CONVERTIBLE PREFERRED STOCKS 1.1%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.9%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $14,152 (1)(2)(3) 1,317,224 48,540
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $7,091 (1)(2)(3) 457,762 16,869
65,409
Internet & Direct Marketing
Retail 0.0%
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $1,898 (1)(2)(3) 15,187 1,898
1,898
Total Consumer Discretionary 67,307

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 0.0%
Health Care Equipment &
Supplies 0.0%
JAND, Series AA, Acquisition Date:
11/19/20, Cost $847 (1)(2)(3) 34,459 846
JAND, Series B, Acquisition Date:
11/19/20, Cost $1 (1)(2)(3) 46 1
Total Health Care 847
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $2,562 (1)(2)(3) 14,443 2,562
Procore Technologies, Series
B, Acquisition Date: 7/15/20,
Cost $562 (1)(2)(3) 12,480 786
Total Information Technology 3,348
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,711 (1)(2)(3) 186,841 7,711
Total Materials 7,711
Shares $ Value
(Cost and value in $000s)
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
WeWork, Series D-1, Acquisition Date:
12/9/14, Cost $4,367 (1)(2) 262,263 2,948
WeWork, Series D-2, Acquisition Date:
12/9/14, Cost $3,432 (1)(2) 206,064 2,316
Total Real Estate 5,264
Total Convertible Preferred Stocks
(Cost $42,623) 84,477
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund,
0.04% (5)(6) 198,260,225 198,260
Total Short-Term Investments (Cost
$198,260) 198,260
Total Investments in
Securities 100.7%
(Cost $4,348,235) $ 7,555,178
Other Assets Less Liabilities (0.7)% (54,332)
Net Assets 100.0% $ 7,500,846
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $157,916 and represents 2.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2021, was $11,927 and was valued at $10,752 (0.1% of net assets).
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ — # $ — $ 24 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve Fund, 0.04% $ 118,949 ¤ ¤ $ 198,260 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $24 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $198,260.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $37,346,000 for the period ended March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
E116-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,188,250 $ 60,725 $ 23,466 $ 7,272,441
Convertible Preferred Stocks — 5,264 79,213 84,477
Short-Term Investments 198,260 — — 198,260
Total $ 7,386,510 $ 65,989 $ 102,679 $ 7,555,178
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 32,264 $ 125 $ 6,513 $ (15,436) $ 23,466
Convertible Preferred Stocks 48,075 37,221 12,172 (18,255) 79,213
Total $ 80,339 $ 37,346 $ 18,685 $ (33,691) $ 102,679